Fair Value Measurements (Details) - Over-Allotment Option [Member]	Oct. 29, 2021 $ / shares shares
Fair Value Measurements (Details) [Line Items]
Purchase an additional units | shares	2,975,000
Share per Unit | $ / shares	$ 10